Average Annual Total Returns - Aggressive Growth Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 1 Year	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 5 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 10 Years
Total	23.25%	11.16%	12.52%	18.25%	8.28%	10.29%	17.25%	8.49%	9.97%	23.26%	11.22%	12.76%	36.39%	14.62%	15.21%	33.56%	13.22%	13.67%